INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended			12 Months Ended
	Sep. 15, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 shares	Dec. 31, 2020 shares	Jun. 16, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Disposal of an equity method investment | ¥		¥ 407,598
Common stock, shares outstanding | shares			191,127,336			183,826,753	191,127,336
Equity in loss of affiliates			¥ (181,022)	$ (27,026)	¥ (114,200)
Investments in subsidiaries			217,662			¥ 352,106	$ 32,496
I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity method investment fair value			764,352				112,039
Registered capital of subsidiary | $	$ 30,000										$ 30,000
Assets recognized value | $	$ 105,000
Common stock, shares outstanding | shares					25,500,000					25,500,000
Purchase price committed | $							$ 3,000
Investments in subsidiaries | ¥			212,009			¥ 346,247
Imab Hong Kong
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding | shares					13,500,000					13,500,000
Management Holdco | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	10.00%									10.00%
Equity in loss of affiliates | ¥			¥ 14,115		¥ 14,164
Shares subscribed, not yet been purchased or issued | shares										4,500,000
Number of share issued | shares			0	0		750,000
Registered capital of affiliates | $	$ 3,000
Cash Commitment | $	$ 3,000
Esop Holdco | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	5.00%									5.00%
Registered capital of affiliates | $	$ 1,500
Domestic Investors [Member]
Schedule of Equity Method Investments [Line Items]
Common stock, shares outstanding | shares					12,000,000					12,000,000
Domestic Investors [Member] | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Registered capital of subsidiary | $	$ 12,000
Equity method investment, Ownership percentage	40.00%									40.00%
Cash Payments | $	$ 120,000
Imab Hong Kong | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage										45.00%
HLBV Method | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity in loss of affiliates | ¥			¥ 148,118		¥ 83,042
Group's Share Based Compensation | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity in loss of affiliates | ¥			1,925		12,338
Partnership Agreement
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage									4.00%
Equity in loss of affiliates | ¥			206		0
Shares subscribed, not yet been purchased or issued | shares									20,000
Investments in subsidiaries | ¥			5,653			¥ 5,859		¥ 6,000
I-Mab Hangzhou Share Based Compensation | I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity in loss of affiliates | ¥			¥ 16,658		¥ 4,656
I-Mab Hangzhou
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage			10.00%				10.00%